Business combinations (Tables)	6 Months Ended
Mar. 31, 2022
Jiangxi Xiangbo
Business Acquisition [Line Items]
Schedule of allocation of the purchase price as of the date of acquisition

	For the six months ended March 31,
	2022	2022
	RMB	$
Net tangible assets (i)	75,528,400	11,914,312
Goodwill	(5,528,400)	(872,084)
Total fair value of purchase price allocation	70,000,000	11,042,228

Consideration	70,000,000	11,042,228

(i)Net tangible assets consisted of forestry of RMB75.5 million ($11.9 million) as of the date of acquisition.

Guoning Zhonghao
Business Acquisition [Line Items]
Schedule of allocation of the purchase price as of the date of acquisition

	For the six months ended March 31,
	2022	2022
	RMB	$
Net tangible liabilities (i)	(15,219)	(2,401)
Goodwill	(20,219)	(3,189)
Total fair value of purchase price allocation	5,000	788

Consideration	5,000	788

(i)	Net tangible liabilities primarily included cash of RMB9,941 ($1,568), other current assets of RMB840 ($133) and other current liabilities of RMB26,000 ($4,101) as of the date of acquisition.